NOTE 14. SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
NOTE 14. SEGMENTS	NOTE 14. SEGMENTS The Company determined that it do not operate in any material, separately reportable operating segments as of December 31, 2012 and 2011.